Cover Page	Apr. 20, 2021	Apr. 21, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Apr. 20, 2021
Entity Registrant Name	Fulton Financial Corporation
Entity Central Index Key		0000700564
Amendment Flag		false
Entity Incorporation, State or Country Code	PA
Entity File Number	0-10587
Entity Tax Identification Number	23-2195389
Entity Address, Address Line One	One Penn Square,
Entity Address, City or Town	Lancaster,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17602
City Area Code	717
Local Phone Number	291-2411
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common stock, par value $2.50
Trading Symbol		FULT
Security Exchange Name		NASDAQ
Entity Emerging Growth Company	false